Equity (Details Narrative) - shares	Oct. 06, 2023	Mar. 23, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common stock, shares outstanding			19,221,384	16,250,000	16,250,000
Balance, shares	171,384	2,800,000